Loss Per Share (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss Per Share (Details) [Line Items]
Antidilutive securities excluded from computation of earnings per share, Amount		1,176,084
Average number of options outstanding		451,555	41,803
Warrant to purchase of common stock		16,445,116	759,167
Share based payment (in Dollars)		$ 302,501	$ 315,624	$ 233,807
Trasir Therapeutics Inc [Member]
Loss Per Share (Details) [Line Items]
Share based payment (in Dollars)	$ 1,500,000